Share-based payment - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payment
Share-based payment expenses	€ 99	€ 130	€ 67